Concentration of Risks - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended								12 Months Ended
	Dec. 31, 2013 USD ($) Segment	Dec. 31, 2013 CNY Segment	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Internet Content Provider Business [Member] Maximum [Member]	Dec. 31, 2013 Advertising Services [Member]	Dec. 31, 2013 Consolidated VIEs [Member] China [Member] USD ($)	Dec. 31, 2013 Consolidated VIEs [Member] China [Member] CNY	Dec. 31, 2013 Subsidiaries [Member] China [Member] USD ($)	Dec. 31, 2013 Subsidiaries [Member] China [Member] CNY	Dec. 31, 2013 Credit Concentration Risk [Member] USD ($)	Dec. 31, 2013 Credit Concentration Risk [Member] CNY	Dec. 31, 2012 Credit Concentration Risk [Member] CNY	Dec. 31, 2013 Customer Concentration Risk [Member] Net Revenue [Member] Customer	Dec. 31, 2012 Customer Concentration Risk [Member] Net Revenue [Member] Customer	Dec. 31, 2011 Customer Concentration Risk [Member] Net Revenue [Member] Customer	Dec. 31, 2013 Customer Concentration Risk [Member] Accounts Receivable [Member] Customer	Dec. 31, 2012 Customer Concentration Risk [Member] Accounts Receivable [Member] Customer
Concentration Risk [Line Items]
Cash and cash equivalents	$ 188,085	1,138,613	$ 69,474	420,576	213,705	174,342			$ 16,404	99,307	$ 65,141	394,345	$ 228,556	1,383,613	420,576
Number of operating segment	1	1
Credit risk, percentage																10.00%			10.00%
Number of customers represented greater than 10%																0	0	1	1	0
Ownership percentage							50.00%
Minimum years track record in principal business								2 years
Appreciation of the RMB against US$	2.90%	2.90%	1.00%	1.00%	4.90%